Goodwill, Trade Name and Other Intangible Assets - Additional Information (Detail) - Wilco Holdco Inc	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Indefinite-lived intangible asset impairment	$ 0	$ 0	$ 0
Number of reporting unit	1
Goodwill impairment	$ 0	$ 0
Intangible assets amortization period	5 years